Provisions for judicial and administrative proceedings, commitments and other provisions (Tables)	12 Months Ended
Dec. 31, 2017
Provisions for judicial and administrative proceedings, commitments and other provisions (Tables) [Abstract]
Breakdown of the balance of Provisions

The breakdown of the balance of “Provisions” is as follows:

Thousand of reais	2017	2016	2015

Judicial and administrative proceedings under the responsibility of former controlling stockholders (Note 16)	707,131	814,925	789,974
Judicial and administrative proceedings	8,365,320	7,470,344	7,000,680
Of which:
Civil	2,522,005	1,842,549	1,986,602
Labor	3,448,388	3,138,645	2,501,426
Tax and Social Security	2,394,927	2,489,150	2,512,652
Others provisions (1)	991,008	780,595	922,370
Total	10,063,459	9,065,864	8,713,024

(1) In 2017, includes R$287,446 (2016 - R$450,284 and 2015 - R$301,447) relating to the expenses of projects aimed at improving operational productivity and efficiency.

Changes in Provisions

Thousand of reais	2017

	Pensions (2)	Other Provisions (1)	Total
Balance at beginning of year	2,710,626	9,065,864	11,776,490
Additions charged to income:
Interest expense and similar charges (Note 33 & 34)	275,836	-	275,836
Personnel Expenses (Note 41)	20,081	-	20,081
Additions to provisions	1,723	3,112,684	3,114,407
Other Comprehensive Income	1,028,090	-	1,028,090
Payments to external funds	(127,357)	-	(127,357)
Amount used	-	(2,123,483)	(2,123,483)
Transfer to other assets - actuarial assets (Note 16)	14,457	-	14,457
Transfers, exchange differences and other changes	-	8,394	8,394
Balance at end of year	3,923,456	10,063,459	13,986,915
(1) Refers substantially to provisions for tax risks and legal obligations and judicial and administrative proceedings for labor and civil actions.
(2) For further information, see note 23. Provisions for pension funds and similar obligations.

Thousand of reais	2016

	Pensions (2)	Other Provisions (1)	Total
Balance at beginning of year	2,696,653	8,713,024	11,409,677
Additions charged to income:
Interest expense and similar charges (Note 34)	287,576	-	287,576
Personnel Expenses (Note 41)	24,480	-	24,480
Additions to provisions	60,309	2,645,764	2,706,073
Other Comprehensive Income	1,876,888	-	1,876,888
Payments to external funds	(2,074,873)	-	(2,074,873)
Amount used	-	(2,330,283)	(2,330,283)
Transfer to other assets - actuarial assets (Note 16)	(153,595)	-	(153,595)
Transfers, exchange differences and other changes	(6,812)	37,359	30,547
Balance at end of year	2,710,626	9,065,864	11,776,490
(1) Refers substantially to provisions for tax risks and legal obligations and judicial and administrative proceedings for labor and civil actions.
(2) For further information, see note 23. Provisions for pension funds and similar obligations.

Thousand of reais	2015

	Pensions (2)	Other Provisions (1)	Total
Balance at beginning of year	3,869,728	7,257,716	11,127,444
Additions charged to income:
Interest expense and similar charges (Note 34)	404,171	-	404,171
Personnel Expenses (Note 41)	31,332	-	31,332
Additions to provisions	(3,912)	3,997,463	3,993,551
Payments to pensioners and early retirees with a charge to internal provisions	(47,682)	-	(47,682)
Payments to external funds	(354,534)	-	(354,534)
Amount used	-	(2,225,641)	(2,225,641)
Other Comprehensive Income	(1,202,450)	-	(1,202,450)
Transfers, exchange differences and other changes	-	(315,646)	(315,646)
Sale of companies (1)	-	(868)	(868)
Balance at end of year	2,696,653	8,713,024	11,409,677
(1) Refers substantially to provisions for tax risks and legal obligations and judicial and administrative proceedings for labor and civil actions.
(2) For further information, see note 23. Provisions for pension funds and similar obligations.